Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying audited consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principal of consolidation
(b)	Principal of consolidation

The consolidated financial statements include the accounts of the Company, its wholly and majority owned subsidiaries.

All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Non-controlling interest
(c)	Non-controlling interest
Non-controlling interests represent the equity interests in the subsidiaries that are not attributable, either directly or indirectly, to the Company.
Foreign currency translation
(d)	Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates on the date of the balance sheet. The resulting exchange differences are recorded in the statement of operations.

The reporting currency of the Company and its subsidiaries (“US$”) and the accompanying consolidated financial statements have been expressed in US$, because that is the primary and functional currency where all entities operate.

In general, for consolidation purposes, assets and liabilities of the Company and its subsidiaries whose functional currency is not the US$, are translated into US$, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of consolidated financial statements of the Company and its subsidiaries are recorded as a separate component of accumulated other comprehensive income within the statement of shareholders’ equity.

Translation of amounts from RMB into $ has been made at the following exchange rates for the respective periods:

	December 31, 2019	December 31, 2018
Balance sheet items, except for equity accounts	6.9680	6.8776

	For the Years Ended December 31,
	2019	2018	2017
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.9088	6.6163	6.7588

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Use of estimates
(e)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, determination of fair value of acquiree, determinations of the useful lives and valuation of long-lived assets, estimates of allowances for loan receivables relating to direct loan business, estimates of allowances for other doubtful accounts, valuation of deferred tax assets, assumptions impacting the valuation of ordinary shares, share option, restricted shares and warrant liabilities, and other provisions and contingencies.

Fair value of financial instruments
(f)	Fair value of financial instruments

The Company’s financial instruments are accounted for at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are described below:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value.

As of December 31, 2019 and 2018, financial instruments of the Company comprised primarily current assets and current liabilities including cash and cash equivalents, restricted cash in banks and other financial institutions, accounts receivable, loan receivables, interest and fees receivable, other receivables, dividends payable, income tax payable, other payables, and due from/to related parties, which approximate their fair values because of the short-term nature of these instruments. Short-term investments are held to their maturities and are carried at amortized cost, which approximates fair value.

Warrant liabilities

The inputs used to measure the estimated fair value of warrant liabilities are classified as Level 3 fair value measurement due to the significance of unobservable inputs using company-specific information. The valuation methodology used to estimate the fair value of warrant liabilities is discussed in Note 19.

As of December 31, 2019 and 2018, the Company’s warrant liabilities was comprised of Series A Warrants relating to a private placement closed in July 2018, and the warrants issued to the agent for the private placement, at the aggregated fair value of $19,938 and $550,800, respectively.

Cash and cash equivalents
(g)	Cash and cash equivalents

Cash and cash equivalents consist of bank deposits with original maturities of three months or less, all of which are unrestricted as to withdrawal and uninsured. Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the U.S. Federal depository insurance coverage of $250,000, or other limits of protection if held in financial institutions outside of the U.S., such as Government securities coverage of HK$500,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Restricted cash
(h)	Restricted cash

Restricted cash represents cash pledged with banks and other financial institutions as guarantor deposit for the guarantee business customers. The banks or financial institutions providing loans to the Company’s guarantee service customers generally require the Company, as the guarantor of the loans, to pledge a cash deposit of 10% to 20% of the guaranteed amount to an escrow account and is restricted from use. The deposits are released after the guaranteed loans are paid off and the Company’s guarantee obligation expires which is usually within 12 months.

Short-term investments
(i)	Short-term investments

Short-term investments consist primarily of investments in financial products with variable return rates and maturities between three months and one year. Short-term investments are held to their maturities and are carried at amortized cost, which approximates fair value because of the short-term nature of these investments. The Company reviews its investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Company considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Company’s intent and ability to hold the investment. OTTI is recognized as a loss in the statement of income. For the years ended December 31, 2019, 2018 and 2017, the Company did not provide OTTI on the short-term investments.

Accounts receivable, net
(j)	Accounts receivable, net

Accounts receivable represents the consulting service fees earned from customers but have not yet collected. An allowance for doubtful accounts is established and recorded based on management’s assessment of potential losses based on the credit history and relationships with the customers. Management reviews its receivables on a regular basis to determine if bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. The Company recognizes a charge-off when management determines that full repayment of the receivable is not probable. The primary factor in making that determination is the potential outcome of a lawsuit against the delinquent debtor. The Company will recognize a charge-off when the Company loses contact with the delinquent customer for more than six months or when the court rules against the Company to collect the outstanding balances. As of December 31, 2019 and 2018, the Company had allowance against doubtful accounts receivable of $405,802 and $nil, respectively.

While management uses the best information available to make loan loss allowance evaluations, adjustments to the allowance may be necessary based on changes in economic and other conditions or changes in accounting guidance.

Loans receivable, net relating to direct loan business
(k)	Loans receivable, net relating to direct loan business

Loans receivable relating to direct loan business primarily represent loan amounts due from customers. Loans receivable are recorded at unpaid principal balances net of allowance against loans receivables that reflects the Company’s best estimate of the amounts that will not be collected. The loans receivable portfolio consists of business and personal loans.

The allowance for doubtful loans receivable is increased by charges to income and decreased by charge offs (net of recoveries). Recoveries represent subsequent collection of amounts previously charged-off. The increase in provision for loan losses is the netting effect of “reversal” and “provision” for both business and personal loans. If the ending balance of the provision for loan losses after any charge offs (net of recoveries) is less than the beginning balance, it will be recorded as a “reversal”; if it is larger, it will be recorded as a “provision” in the provision for loan loss. The netting amount of the “reversal” and the “provision” is presented in the consolidated statements of operations and comprehensive income.

The Company recognizes a charge-off when management determines that full repayment of a loan is not probable. The primary factor in making that determination is the potential outcome of a lawsuit against the delinquent debtor. The Company will recognize a charge-off when the Company loses contact with the delinquent borrower for more than nine months or when the court rules against the Company to seize the collateral asset of the delinquent debt from either the guarantor or borrower. In addition, when the recoverability of the delinquent debt is highly unlikely, the senior management team will go through a stringent procedure to approve a charge-off. Management estimates the provision balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the provision may be made for specific loans, but the entire provision is available for any loan that, in management’s judgment, should be charged-off.

The allowance for doubtful loans receivable is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the provision. The provision is based on the Company’s past loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The allowance is calculated at portfolio-level since our loans portfolio is generally comprised of smaller balance homogenous loans and is collectively evaluated for impairment.

In estimating the probable loss of the loan portfolio, the Company also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance. Finally, as appropriate, the Company also considers individual borrower circumstances and the condition and fair value of the loan collateral, if any.

In addition, the Company calculates the provision amount as below:

1)	General Reserve - this reserve covers potential losses due to risks related to the region of China, industry, company or types of loan. The reserve rate is determined by total loan receivable balance and to be used to cover unidentified probable loan loss.

2)	Special Reserve - is fund set aside covering losses due to risks related to the region of China, industry, company or type of loans. The reserve rate could be decided based on management estimate of loan collectability. The loan portfolio did not include any loans outside of the PRC.

Generally, the primary factors for the evaluation of provision for loan losses consist of business performance, financial position, cash flow and other operational performance of the debtors. Among these, cash flow of the debtors is the primary funding source for repayment for determining the provision for loan losses and any collateral, pledged asset or guarantee is considered as a secondary funding source for repayment.

Besides the repayment ability and willingness to repay, the Company evaluates the provision for loan losses of collateral backed loans based on whether the fair value of the collateral if the repayment is expected to be provided by the collateral is sufficient or not. For loans with pledged assets, the net realizable value of pledged assets for pledged backed loans will be estimated to see if they have sufficient coverage on the loans. For the guarantee backed loans, the Company evaluates the provision for loan losses based on the combination of the guarantee, including the fair value and net realizable value of guarantor’s financial position, credibility, liquidity and cash flow.

For the years ended December 31, 2019 and 2018, the Company issued guarantee-backed loans in accordance with its loan management policy, and each guarantee-backed loan will undergo standard assessment procedures for willingness and ability of the guarantor to perform under its guarantee. The Company accepts guarantees provided by three types of guarantors: professional guarantee companies, corporations and individuals which includes related parties.

1)	In assessing the willingness and ability of a professional guarantee company to perform under a guarantee, the Company consider factors including its guarantee licenses, size of registered capital, corporate governance, internal audit system, risk management and compensation system, risk reserve, length of operation history especially cooperation history with The Company, its default costs and other pertinent factors such as the loan size backed by guarantee over its net assets.

2)	In assessing the willingness and ability of a corporate guarantor to perform under a guarantee, the Company consider factors including nature of its businesses, size of registered capital, annual revenues, continuous profitability in the past three years, stability and adequacy of income and cash flows, clean credit history, current liabilities, willingness to accept credit monitoring by the Company, its default costs and other pertinent factors such as the loan size backed by guarantee over its net assets.

3)	In assessing the willingness and ability of an individual guarantor to perform under a guarantee, the Company consider factors including their residency, whether being able to provide permanent residential addresses, marital status, occupations, legitimacy and stability of incomes, assets and liabilities, clean credit history, no criminal history, their default costs and other pertinent factors such as the loan size backed by guarantee over their net assets.

Interest and fees receivable
(l)	Interest and fees receivable

Interest and fee receivables are accrued and credited to income as earned but not received. The Company determines a loan past due status by the number of days that have elapsed since a borrower has failed to make a contractual interest or principal payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan interest or principal becomes past due by more than 90 days. Additionally, any previously accrued but uncollected interest is reversed. Subsequent recognition of income occurs only to the extent payment is received, subject to management’s assessment of the collectability of the remaining interest and principal. Loans are generally restored to an accrual status when it is no longer delinquent and collectability of interest and principal is no longer in doubt and past due interest is recognized at that time.

Property and equipment
(m)	Property and equipment

Property and equipment is stated at cost less accumulated depreciation and impairment in value. Depreciation is computed using the straight-line method with residual value rate of 5% based on the estimated useful lives as follows:

Electronic equipment	3 years
Vehicles	3 - 4 years
Office equipment	5 years
Leasehold improvements	5 years
Building	20 years

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statement of income and comprehensive income (loss).

Intangible assets, net
(n)	Intangible assets, net

On December 20, 2019, the Company acquired 65.0177% of Lixin Cayman and its subsidiaries, which are engaged in financial guarantee business, asset management, supply chain financing, and business factoring.

The acquisition was accounted for under the acquisition method of accounting which required the Company to perform an allocation of the purchase price to the assets acquired. Under the acquisition method of accounting, the total purchase price is allocated to net tangible and intangible assets based on their estimated fair values as of the acquisition date.

Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Customer relationship	3 years
License	10 years
Non-Compete Agreements	4 years
Software and others	5-10 years
Credit rating system	10 years

The Company’s purchased intangible assets are comprised of software and credit rating system for direct loan business. Intangible assets are recognized and measured at fair value upon acquisition, and are amortized over their useful lives in a manner that best reflects their economic benefit, which may include straight line or accelerated methods of amortization. Intangible assets are reviewed for impairment annually and whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company does not have indefinite-lived intangible assets.

Impairment of long-lived assets
(o)	Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2019, 2018 and 2017.

Business combination
(p)	Business combination

The Company accounted for its business combination using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill.

Financial guarantee services
(q)	Financial guarantee services

Financial guarantee service contracts provide guarantees which protects the holder of a debt obligation against default. Pursuant to such guarantee, the Company makes payments if the obligor responsible for making payments fails to do so as scheduled.

The contract amounts reflect the extent of involvement the Company has in the guarantee transaction and also represent the Company’s maximum exposure to credit loss in its guarantee business. The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. Financial instruments representing credit risk are as follows:

	December 31, 2019	December 31, 2018
Guarantee	$35,103,876	$-

A provision for possible loss to be absorbed by the Company for the financial guarantee is recorded as an accrued liability when the guarantees are made and recorded as “Reserve for financial guarantee services” on the consolidated balance sheets. This liability represents probable losses and is increased or decreased by accruing an “Provisions or reversals of provisions on financial guarantee services” against the guarantee fee income. As of December 31, 2019 and 2018, the reserve for financial guarantee services amounted to $453,489 and $nil, respectively.

This is reviewed throughout the life of the guarantee, as necessary when additional relevant information becomes available. The methodology used to estimate the liability for possible guarantee loss considers the guarantee contract amount and a variety of factors, which include, depending on the counterparty, latest financial position and performance of the borrowers, actual defaults, estimated future defaults, historical loss experience, estimated value of the relevant collateral or guarantees the costumers or third parties offered, and other economic conditions such as the economy trend of the area and the country. The estimates are based upon currently available information (Note 3(ll)).

Referring to the historical information and industry experience, the Company estimates the probable loss for immature financial guarantee services to be 1% of contract amount and the probable loss for uncollected guarantee commission to be 50% of outstanding balance.

For the years ended December 31, 2019, 2018 and 2017, the Company provided provisions for the financial guarantee services of $5,008, $nil and $nil. The Company reviews the provisions on a quarterly basis.

See Note 3(kk) for newly issued accounting guidance ASU 2016-13 for recognition of credit losses on financial instruments, which is effective January 1, 2023 for future measurement of the accrual of financial guarantee liabilities.

Customer pledged deposits
(r)	Customer pledged deposits

To mitigate the potential credit risks exposure to the financial guarantee services, the Company requires the guarantee service customers to make a deposit to the Company of the same amount as the deposit the Company pledged to the banks for their loans if the customer does not pledge or collateralize other assets with the Company. The Company recorded the deposit received as “customer pledged deposits” on the consolidated balance sheet. The deposit is returned to the customer after the customer repays the bank loan and the Company’s guarantee obligation expires.

Unearned income
(s)	Unearned income

The Company receives the commissions from guarantee services either in full at inception or in instalments during the guarantee period. For the full collection of commission at inception, the Company initially records commissions as unearned income and amortizes the commission over the period of guarantee.

Warrant liabilities
(t)	Warrant liabilities

In connection with the issuances of common stocks, the Company may issue options or warrants to purchase common stock. In certain circumstances, these options or warrants may be classified as liabilities, rather than as equity.

Warrants classified as equity are initially recorded at fair value and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity. Warrants classified as liabilities are initially recorded at fair value with gains and losses arising from changes in fair value recognized in the consolidated statements of operations and comprehensive income (loss) during the period in which such instruments are outstanding.

Revenue recognition
(u)	Revenue recognition

The Company adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018, using the modified retrospective approach. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of ASC 605 and therefore there was no material changes.

Pursuant to ASC606-10-15-2, the interest income generated from direct loan business, factoring business and financial guarantee income generated by financial guarantee business are scoped out of ASC606.

Management and assessment services

Service fees for management and assessment services are paid by customers for the management and assessment services provided during the loan period. The Company recognizes the revenue over the loan period using a time-based measure of progress.

Consulting services for financial guarantee customers

The Company provided financial consulting services to financial guarantee customers. Pursuant to the contracts with customers, the Company facilitated financial guarantee services between customers and financial guarantors, and charged referral fees at a fixed amount. The performance obligations are completed and control of the service is transferred at the inception of financial guarantee period. Transaction prices are generally paid upon successful facilitation. The Company recognizes the revenue at the inception of guarantee period.

Consulting services relating to debt collection services

For the year ended December 31, 2019, the Company entered into agreements with certain factoring companies to provide consulting services relating to debt collection services for these customers. The management consulting services either involved two performance obligations which are to assist the customers to obtain court judgments on outstanding debt and to assist the customers to receive repayment on outstanding debt, or one performance obligation which is to assist the customers to receive repayment on outstanding debt. Pursuant to the contracts with customers, the service fees are fixed and payable upon the completion of each performance obligation. In addition, a collection amount based incentive is agreed in the agreements. As of December 31, 2019, the Company did not include incentive in the transaction price because the Company had limited information on the collection amount of outstanding debts. The transaction price is allocated to each performance obligation based on the relative standalone selling prices of the services being provided to the customer.

1)

For the Company’s assistance with customers to obtain court judgments on outstanding debt, the customers receive and consume benefits from the services provided by the Company, and thus the Company recognized revenues over period. The Company measures progress towards completion of the performance obligation by using input method based on the staff cost incurred.

2)	For the Company’s assistance with customers to receive repayment on outstanding debt, the Company recognized revenues upon collection of outstanding debts.

The following table identifies the disaggregation of our revenue from services for the years ended December 31, 2019, 2018 and 2017, respectively.

	For the Years Ended December 31,
	2019	2018	2017
Management and assessment services	$135,938	$71,568	$-
Consulting services for financial guarantee customers	9,503	-	-
Consulting services relating to debt collection	493,779	-	-
	$639,220	$71,568	$-

Interest income on loans
(v)	Interest income on loans

Interest on loan receivables is accrued monthly in accordance with their contractual terms and recorded in accrued interest receivable. The Company does not charge prepayment penalties. Additionally, any previously accrued but uncollected interest is reversed and accrual is discontinued, when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

Interest income from factoring business
(w)	Interest income from factoring business

Interest income from factoring business is recognized ratably on a monthly basis in accordance with their contractual terms and recorded in accrued interest receivable. The Company does not charge prepayment penalties.

Financial guarantee commission
(x)	Financial guarantee commission

The Company receives the commissions from guarantee services either in full at inception or in instalments during the guarantee period. For the full collection of commission at inception, the Company initially records commissions as unearned income and amortizes the commission over the period of guarantee.

Operating expenses
(y)	Operating expenses

Operating expenses consisted of salaries and employee surcharge, business taxes and surcharges, other operating expenses and changes in fair value of warrant liabilities. The other operating expenses primarily consisted of legal and consulting expenses, depreciation and amortization expenses, rental expenses and others.

Employee benefits
(z)	Employee benefits

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $31,012, $33,999, and $88,519 for the years ended December 31, 2019, 2018, and 2017, respectively.

Operating leases
(aa)	Operating leases

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU 2016-02, Leases (Topic 842), which is effective for annual reporting periods (including interim periods) beginning after December 15, 2018, and early adoption is permitted. The Company adopted the Topic 842 on January 1, 2019 using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements.

The Company leases its offices which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

As permitted by ASC 842, leases with expected durations of less than 12 months from inception (i.e. short-term leases) were excluded from the Company’s calculation of its lease liability and right-of-use asset. Furthermore, the Company elected to apply the package of practical expedients, which allows companies not to reassess: (a) whether its expired or existing contracts are or contain leases, (b) the lease classification for any expired or existing leases, and (c) initial direct costs for any existing leases.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets as of December 31, 2019 and 2018.

Share-based compensation
(bb)	Share-based compensation

Share-based awards granted to the Company’s employees are measured at fair value on grant date and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair value of share options is determined using the Black-Scholes valuation model and the fair value of restricted shares and restricted share units (“RSUs”) is determined with reference to the fair value of the underlying shares. Share-based awards granted to non-employees are initially measured at fair value on the grant date and remeasured at each reporting date through the vesting date. Such value is recognized as expense over the respective service period, net of estimated forfeitures. Share-based compensation expense, when recognized, is charged for the consolidated statements of operations and comprehensive income (loss) with the corresponding entry to additional paid-in capital.

At each date of measurement, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including but not limited to the fair value of the underlying shares, expected life, expected volatility and expected forfeiture rates. The Company is required to consider many factors and make certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the share-based awards changes significantly, share-based compensation expense may differ materially in the future from that recorded in the current reporting period. The Company recognizes the impact of any revisions to the original forfeiture rate assumptions in the consolidated statements of operations and comprehensive income (loss), with a corresponding adjustment to equity.

Value added tax
(cc)	Value added tax

The Company is subject to value added tax (“VAT”) and related surcharges on the revenues earned for services provided in the PRC. The applicable rate of value added tax is 6%. The related surcharges for revenues derived from provision medical courses are deducted from gross receipts to arrive at net revenues.

Income taxes
(dd)	Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is probable that taxable income to be utilized with prior net operating loss carried forwards. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of December 31, 2019, income tax returns for the tax years ended December 31, 2014 through December 31, 2018 remain open for statutory examination.

Earnings (Loss) per share
(ee)	Earnings (Loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted average number of ordinary share outstanding and  of potential ordinary share (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary share that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the years ended December 31, 2019, 2018 and 2017, the Company had no dilutive stocks.

Comprehensive income (loss)
(ff)	Comprehensive income (loss)

A Comprehensive income (loss) includes net income (loss) and other comprehensive income (loss) arising from foreign currency adjustments. Comprehensive income is reported in the consolidated statements of operations and comprehensive income (loss).

Commitments and contingencies
(gg)	Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with ASC No. 450 Sub topic 20, “Loss Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Segment reporting
(hh)	Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. For the year ended December 31, 2019, the Company had two operating business lines, including business conducted by Adrie and its subsidiaries, primarily management and assessment services and factoring business, and business conducted by Lixin Cayman and its subsidiaries, primarily financial guarantee and consulting services. Based on management’s assessment, the Company has determined that the two operating business lines are two operating segments as defined by ASC 280 (Note 20).

Discontinued operation
(ii)	Discontinued operation

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

On November 22, 2019, Feng Hui, the VIE of the Company, met all the conditions required in order to be classified as a discontinued operation (Note 1). Accordingly, the operating results of Feng Hui are reported as a gain (loss) from discontinued operations in the accompanying consolidated financial statements for all periods presented. In addition, the assets and liabilities related to the VIE are reported as assets and liabilities of discontinued operations in the accompanying consolidated balance sheets at December 31, 2018. For additional information, see Note 5, “Disposition of Feng Hui”.

Reclassification
(jj)	Reclassification

Certain items in the consolidated financial statements of comparative period have been reclassified to conform to the consolidated financial statements for the current period, primarily for the effects of discontinued operations, and reclassification of operating income as a result of acquisition of Lixin Cayman and its subsidiaries.

Recently issued accounting pronouncements
(kk)	Recently issued accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. Its mandatory effective dates are as follows: 1. Public business entities that meet the definition of an SEC filer for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years; 2. All other public business entities for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years; and 3. All other entities (private companies, not-for-profit organizations, and employee benefit plans) for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. On November 15, 2019, FASB issued ASU 2019-10 which provides a framework to stagger effective dates for future major accounting standards (including ASC 326 Financial instrument-credit losses) and amends the effective dates to give implementation relief to certain type of entities: 1. Public business entities that meet the definition of an SEC filer, excluding entities eligible to be Smaller Reporting Companies, or SRC, as defined by the SEC, for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years; and 2. All other entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As an “emerging growth company,” or EGC, the Company has elected to take advantage of the extended transition period provided in the Securities Act Section 7(a)(2)(B) for complying with new or revised accounting standards applicable to private companies. The Company will adopt ASU 2016-13 and its related amendments effective January 1, 2023, and the Company is in the process of evaluating the potential effect on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” to improve the effectiveness of disclosures in the notes to financial statements related to recurring or nonrecurring fair value measurements by removing amounts and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, policies for timing of transfers between different levels for fair value measurements, and the valuation processes for Level 3 fair value measurements. The new standard requires disclosure of the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company does not expect that the adoption of this ASU will have a material impact on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.

Significant risks and uncertainties
(ll)	Significant risks and uncertainties

1)	Credit risk

Credit risk is one of the most significant risks for the Company’s business. Credit risk exposures arise principally in financial guarantee activities which is an off-balance sheet financial instrument.

Credit risk is controlled by the application of credit approvals, limits and monitoring procedures including due-diligence visits and post-lending visits to the clients. The Company manages credit risk through in-house research and analysis of the Chinese economy and the underlying obligors and transaction structures. To minimize credit risk, the Company requires collateral in the form of rights to cash, securities or property and equipment. The Company identifies credit risk collectively based on industry, geography and customer type. This information is monitored regularly by management.

-	Financial guarantee activities

In measuring the credit risk of financial guarantee services with customers, the Company mainly reflects the “probability of default” by the customer on its contractual obligations and considers the current financial position of the customer and the exposures to the customer and its likely future development.

The Company manages their credit risk guarantee exposure by performing preliminary credit checks of each guarantee customer and ongoing monitoring of payments each month. Management periodically reviews the probability of default of guarantee customer and will accrue a guarantee liability when necessary.

In addition, the Company calculates the provision amount as below:

1.	General Reserve - is based on total balance of off-balance-sheet guarantee and to be used to cover unidentified probable loan loss. According to management assessment, the General Reserve is required to be no less than 1% of total loan guarantee balance.

2.	Specific Reserve – is based on a guarantee by guarantee basis covering losses due to risks related to the ability and intention of repayment of guarantee commissions by each customer. The reserve rate was individually assessed based on management estimate of guarantee fee commission collectability. According to management assessment, the Specific Reserve is no less than 50% of guarantee fee commission earned during the year.

The Company has been providing the financial guarantees of loans for limited history. The customer deposits or other assets are held as collateral for the repayment of each loan. As of December 31, 2019, the amount of outstanding loans and related interests that the Company has guaranteed is approximately $35.1 million. The Company estimates the fair market value of the collateral to be approximately $61.4 million as of December 31, 2019.

-	Other operating activities

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash, cash equivalents and restricted cash. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of December 31, 2019, the Company had no deposits with a bank in the United States. As of December 31, 2019, cash of $6,911,592 and restricted cash of $15,233,933, respectively, were primarily deposited in banks located in Mainland China, which were uninsured by the government authority. To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in China which management believes are of high credit quality.

The Company’s operations are carried out in Mainland China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation, and the extraction of mining resources, among other factors.

2)	Liquidity risk

The Company is also exposed to liquidity risk which is risk that it is unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Company will turn to other financial institutions and the shareholders to obtain short-term funding to meet the liquidity shortage.

3)	Foreign currency risk

Substantially all of the Company’s operating activities and the Company’s assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

4)	Other risk

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, such as the COVID-19 outbreak and spread, which could significantly disrupt the Company’s operations (Note 22).